Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses And Other Current Liabilities [Abstract]
Wage and other employee-related accrued expenses	$ 42	$ 26
Franchise agreement termination accrual	2	4
Accrued tax expense	154	102
Accrued Insurance	23	33
Reserve for environmental remediation, current	5	8
Accrued interest expense	39	28
Deposits and other	107	107
Total	$ 372	$ 308